Label	Element	Value
Institutional Class | Invesco STIC Prime Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Invesco STIC Prime Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the U.S. government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
The Fund is a money market fund that rounds the Fund’s current net asset value (NAV) per share to a minimum of the fourth decimal place. Although the Fund is a money market fund, the NAV of the Fund’s shares “floats,” fluctuating with changes in the values of the Fund’s portfolio securities.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 60 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 60 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, or (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board). Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund may invest in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
The Fund may also invest in daily and weekly variable-rate demand notes.
The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
The Adviser's credit research process considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information is available on the Fund's website at www.invesco.com/us.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Institutional	Period Ended	Returns
Year-to-date	September 30, 2023	3.70%
Best Quarter	December 31, 2022	0.90%
Worst Quarter	December 31, 2021	0.00%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Institutional Class | Invesco STIC Prime Portfolio | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Institutional Class | Invesco STIC Prime Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, loss of money is a risk of investing.
Institutional Class | Invesco STIC Prime Portfolio | Money Market Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Money Market Fund Risk. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when fully implemented, could impact the Fund’s operations, performance, yields and operating expenses.
Institutional Class | Invesco STIC Prime Portfolio | Debt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Institutional Class | Invesco STIC Prime Portfolio | Changing Fixed Income Market Conditions Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.
Institutional Class | Invesco STIC Prime Portfolio | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Institutional Class | Invesco STIC Prime Portfolio | Banking and Financial Services Industry Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit or liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
Institutional Class | Invesco STIC Prime Portfolio | U.S. Government Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Obligations Risk. Obligations of U.S. government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Institutional Class | Invesco STIC Prime Portfolio | Rule 144A Securities and Other Exempt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Institutional Class | Invesco STIC Prime Portfolio | Restricted Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Institutional Class | Invesco STIC Prime Portfolio | Repurchase Agreement Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.
Institutional Class | Invesco STIC Prime Portfolio | Municipal Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Institutional Class | Invesco STIC Prime Portfolio | Variable-Rate Demand Notes Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Institutional Class | Invesco STIC Prime Portfolio | Foreign Securities and Credit Exposure Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
Institutional Class | Invesco STIC Prime Portfolio | Yield Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Institutional Class | Invesco STIC Prime Portfolio | Environmental, Social and Governance (ESG) Considerations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The incorporation of ESG factors as part of a credit analysis may affect the Fund’s exposure to certain issuers or industries and may not work as intended. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Institutional Class | Invesco STIC Prime Portfolio | Financial Markets Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and other governmental actions and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund, including by adversely impacting the Fund’s operations, universe of potential investment options, and return potential.
Institutional Class | Invesco STIC Prime Portfolio | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Institutional Class | Invesco STIC Prime Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	78
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	143
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 334
Annual Return 2013	rr_AnnualReturn2013	0.05%
Annual Return 2014	rr_AnnualReturn2014	0.07%
Annual Return 2015	rr_AnnualReturn2015	0.12%
Annual Return 2016	rr_AnnualReturn2016	0.37%
Annual Return 2017	rr_AnnualReturn2017	0.93%
Annual Return 2018	rr_AnnualReturn2018	1.88%
Annual Return 2019	rr_AnnualReturn2019	2.16%
Annual Return 2020	rr_AnnualReturn2020	0.46%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Annual Return 2022	rr_AnnualReturn2022	1.61%
1 Year	rr_AverageAnnualReturnYear01	1.61%
5 Years	rr_AverageAnnualReturnYear05	1.22%
10 Years	rr_AverageAnnualReturnYear10	0.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 10, 1980

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.18%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.